First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
March 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 51.7%
$11,000,000	U.S. Treasury Note	0.25%	06/30/25	$10,890,957
12,000,000	U.S. Treasury Note	0.25%	09/30/25	11,768,167
21,000,000	U.S. Treasury Note	0.38%	11/30/25	20,483,717
31,000,000	U.S. Treasury Note	0.75%	03/31/26	30,010,685
7,000,000	U.S. Treasury Note	0.88%	06/30/26	6,736,406
	Total U.S. Government Bonds and Notes			79,889,932
	(Cost $79,732,231)
U.S. TREASURY BILLS — 17.4%
25,000,000	U.S. Treasury Bill	(a)	04/22/25	24,938,089
2,000,000	U.S. Treasury Bill	(a)	05/08/25	1,991,305
	Total U.S. Treasury Bills			26,929,394
	(Cost $26,929,384)

Shares	Description	Value
MONEY MARKET FUNDS — 24.3%
18,746,323	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	18,746,323
18,746,323	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (b)	18,746,323
	Total Money Market Funds	37,492,646
	(Cost $37,492,646)

	Total Investments — 93.4%	144,311,972
	(Cost $144,154,261)
	Net Other Assets and Liabilities — 6.6%	10,261,881
	Net Assets — 100.0%	$154,573,853
Futures Contracts at March 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
3 Month SOFR Futures	150	Jun-2027	$36,204,375	$43,062
Brazilian Real Currency Futures	245	Apr-2025	4,265,450	16,246
Brent Crude Oil Futures	36	May-2025	2,662,920	50,830
CAC 40® 10 Euro Index Futures	14	Apr-2025	1,181,313	(36,550)
Canada 10-Year Bond Futures	101	Jun-2025	8,713,492	74,757
Cattle Feeder Futures	56	May-2025	7,966,000	(116,943)
CBOE Volatility Index Futures	108	May-2025	2,212,618	4,218
Cocoa Futures	69	Jul-2025	5,442,720	(301,526)
Coffee “C” Futures	57	Jul-2025	8,024,175	(63,518)
Copper Futures	31	May-2025	3,901,350	(75,162)
Corn Futures	140	May-2025	3,200,750	(51,985)
DAX MINI Index Futures	38	Jun-2025	4,597,096	(175,753)
Euro STOXX 50® Futures	43	Jun-2025	2,412,679	(69,755)
FTSE MIB Index Futures	35	Jun-2025	7,064,640	(127,982)
Gasoline RBOB Futures	30	Apr-2025	2,886,282	96,008
Gold 100 Oz. Futures	34	Jun-2025	10,711,020	517,101
IBEX 35 Index Futures	42	Apr-2025	5,958,458	33,510
Live Cattle Futures	86	Jun-2025	7,005,560	167,931
LME Zinc Futures	22	Jun-2025	1,569,711	(26,048)

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Futures Contracts at March 31, 2025 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Low Sulphur Gasoil “G” Futures	21	May-2025	$1,432,200	$18,740
Mexican Peso Currency Futures	45	Jun-2025	1,089,675	(7,718)
MSCI EAFE Index Futures	21	Jun-2025	2,537,115	(59,400)
Natural Gas Futures	90	Apr-2025	3,707,100	(16,102)
OMXS 30 Index Futures	35	Apr-2025	861,960	(54,770)
S&P TSX 60 IX Futures	12	Jun-2025	2,497,648	74,854
Silver Futures	22	May-2025	3,807,210	(46,840)
Soybean Futures	34	May-2025	1,725,075	(21,329)
Sugar #11 (World) Futures	156	Jun-2025	3,258,528	(88,021)
TOPIX Index Futures	16	Jun-2025	2,839,656	(26,254)
TTF Natural Gas Futures	70	Apr-2025	2,290,132	(147,078)
WTI Crude Futures	17	May-2025	1,206,150	26,260
			$153,233,058	$(389,217)

Futures Contracts Short
Australian Dollar Currency Futures	87	Jun-2025	$(5,440,545)	$26,578
British Pound Currency Futures	15	Jun-2025	(1,210,406)	2,768
Canadian Dollar Currency Futures	248	Jun-2025	(17,317,840)	(87,911)
Canola Futures	266	May-2025	(2,264,341)	111,218
CBOE Volatility Index Futures	194	Aug-2025	(3,986,545)	148,355
Cotton No. 2 Futures	307	Jul-2025	(10,436,465)	5,824
DJIA Mini E-CBOT Futures	8	Jun-2025	(1,690,360)	20,480
ECX Emission Futures	64	Dec-2025	(4,704,447)	276,439
Euro FX Currency Futures	60	Jun-2025	(8,146,500)	71,800
Euro Schatz Futures	148	Jun-2025	(17,116,316)	(40,112)
Euro-BOBL Futures	26	Jun-2025	(3,311,534)	(11,420)
Euro-Bund Future	13	Jun-2025	(1,810,956)	(7,026)
Japan 10-Year Bond Futures	22	Jun-2025	(20,300,020)	(67,364)
Japanese Yen Currency Futures	16	Jun-2025	(1,343,800)	14,198
Kansas City Hard Red Winter Wheat Futures	58	May-2025	(1,615,300)	13,273
Lean Hogs Futures	31	Jun-2025	(1,181,410)	(11,470)
LME Lead Futures	54	Jun-2025	(2,713,406)	36,888
LME Nickel Futures	48	Jun-2025	(4,576,107)	12,958
Long Gilt Futures	68	Jun-2025	(8,053,996)	17,257
MSCI EMGMKT Index Futures	49	Jun-2025	(2,721,460)	67,026
Nasdaq 100 E-Mini Futures	13	Jun-2025	(5,054,270)	105,995
New Zealand Dollar Currency Futures	70	Jun-2025	(3,980,900)	18,221
NIKKEI 225 (OSE) Futures	9	Jun-2025	(2,139,743)	110,315
NY Harbor ULSD Futures	28	Apr-2025	(2,680,574)	(109,620)
Russell 2000 E-Mini Futures	62	Jun-2025	(6,284,010)	38,231
S&P 500 E-Mini Futures	10	Jun-2025	(2,826,625)	12,193
S&P MidCap 400 E-Mini Futures	20	Jun-2025	(5,877,200)	81,780
Soybean Meal Futures	280	May-2025	(8,195,600)	374,311
Soybean Oil Futures	84	May-2025	(2,262,456)	(148,147)
Swiss Franc Currency Futures	22	Jun-2025	(3,136,925)	21,019
U.S. 2-Year Treasury Notes	63	Jun-2025	(13,051,828)	(47,816)
U.S. 5-Year Treasury Notes	45	Jun-2025	(4,867,031)	(35,932)
U.S. 10-Year Treasury Notes	37	Jun-2025	(4,115,094)	(26,500)
U.S. Treasury Long Bond Futures	41	Jun-2025	(4,808,531)	(62,898)

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Futures Contracts at March 31, 2025 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra U.S. Treasury Bond Futures	47	Jun-2025	$(5,745,750)	$(59,781)
Wheat Futures	333	May-2025	(8,941,050)	623,195
			$(203,909,341)	$1,494,325
		Total	$(50,676,283)	$1,105,108

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Consolidated Portfolio of Investments:
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$79,889,932	$—	$79,889,932	$—
U.S. Treasury Bills	26,929,394	—	26,929,394	—
Money Market Funds	37,492,646	37,492,646	—	—
Total Investments	144,311,972	37,492,646	106,819,326	—
Futures Contracts	3,333,839	3,333,839	—	—
Total	$147,645,811	$40,826,485	$106,819,326	$—

LIABILITIES TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(2,228,731)	$(2,228,731)	$—	$—